Contingencies (Details) $ in Millions, $ in Millions, $ in Millions				1 Months Ended									12 Months Ended
	Nov. 14, 2024 USD ($)	Nov. 14, 2024 CAD ($)	Feb. 22, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Nov. 14, 2024 CAD ($)	Jun. 20, 2024	Jan. 01, 2024	Dec. 06, 2023	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Contingencies
Impairments															$ 1,173.3
Global minimum tax rate (as a percent)													15.00%			15.00%		15.00%	15.00%
Cobre Panama
Contingencies
Impairments															$ 1,169.2
Barbados
Contingencies
Amount of tax expected to be paid in cash													$ 54.4
Global minimum tax rate (as a percent)													15.00%			15.00%
Canada Panama Free Trade Agreement
Contingencies
Provincial income taxes assessed			$ 5,000.0
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed				$ 34.1	$ 29.9	$ 490.3	$ 34.1	$ 29.9	$ 490.3	$ 34.1	$ 29.9	$ 490.3	$ 20.8	$ 29.9
Percentage of security deposit for notice of objection against reassessment				50.00%			50.00%			50.00%											50.00%	50.00%	50.00%
Tax rate (as a percent)				30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2019 | Barbados
Contingencies
Provincial income taxes assessed													77.1	110.7
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Barbados
Contingencies
Provincial income taxes assessed													$ 32.4	46.5
Percentage of security deposit for notice of objection against reassessment													50.00%			50.00%
Canada Revenue Agency Reassessment Action | Tax year 2020 through 2024 | Barbados
Contingencies
Provincial income taxes assessed													$ 273.0	$ 392.8
Canada Revenue Agency Reassessment Action | Tax Year 2018 | Barbados
Contingencies
Provincial income taxes assessed	$ 16.1	$ 23.1
Percentage of security deposit for notice of objection against reassessment																				50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2019 | Barbados
Contingencies
Provincial income taxes assessed	28.6	$ 41.1
Percentage of security deposit for notice of objection against reassessment															50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed				$ 20.8			$ 20.8			$ 20.8
Contingent liability recorded				8.3			8.3			8.3			8.3			$ 12.0					$ 12.0	$ 12.0	$ 12.0
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded													12.2			17.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2018 through 2019 | Barbados
Contingencies
Contingent liability recorded													17.0			24.4
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2020 through 2024 | Barbados
Contingencies
Contingent liability recorded													103.2			148.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 | Barbados
Contingencies
Contingent liability recorded	6.1																$ 8.8
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2019 | Barbados
Contingencies
Contingent liability recorded	10.9																15.6
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded				$ 16.9			$ 16.9			$ 16.9			16.9			24.2					$ 24.2	$ 24.2	$ 24.2
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2019 | Barbados
Contingencies
Contingent liability recorded													35.4			50.8
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded													16.8			24.0
Canada Revenue Agency interest and other penalties | Tax year 2020 through 2024 | Barbados
Contingencies
Contingent liability recorded													$ 60.1			$ 86.5
Canada Revenue Agency interest and other penalties | Tax Year 2018 | Barbados
Contingencies
Contingent liability recorded	7.2																10.4
Canada Revenue Agency interest and other penalties | Tax Year 2019 | Barbados
Contingencies
Contingent liability recorded	$ 11.4																$ 16.4